RISK MANAGEMENT - Mitigation of credit risk, collateral and other (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Credit exposure	$ 292,433,720	$ 269,560,244
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	200,136,125	186,203,770
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	22,035,727	18,486,206
Less than 50% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	9,427,666	7,784,742
51 - 70% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	7,820,690	6,379,677
71 - 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	3,964,073	3,281,508
91 - 100% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	556,783	771,664
More than 100% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	266,515	268,615
Financial instruments credit-impaired [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	795,165	604,424
Financial instruments credit-impaired [member] | Less than 50% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	205,345	146,489
Financial instruments credit-impaired [member] | 51 - 70% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	320,667	252,655
Financial instruments credit-impaired [member] | More than 70% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	$ 269,153	$ 205,280